Note 13 - Related-party Transactions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
13.
Related-Party Transactions

In
October
2015,
the Company entered into an agreement with Consensys Imaging Service (“Consensys”) to provide field engineers to assist the Company with the installation, service and maintenance of its Lightbox consoles. Jeffrey M. Soinski, the Company’s President, Chief Executive Officer and a member of its Board of Directors was also a member of the Board of Directors of Consensys until
October
2017.
For the years ended
December
31,
2018
and
2017,
Consensys provided services to the Company of
$84,000
and
$188,000
respectively. As of
December
31,
2018
and
2017,
amounts due to Consensys included in accounts payable and accrued liabilities, were
$12,000
and
$6,000
respectively.